Accounting Policies Price risk derivatives (Details) - FLNG derivative - FLNG - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Price Risk Derivatives [Line Items]
Realized gain on FLNG derivative instrument	$ 3,586	$ 0
Unrealized gain on FLNG derivative instrument	108,300	0
Gain on FLNG derivative instrument	$ 111,886	$ 0